Results for the year - Income taxes and deferred income taxes - Narrative (Details) - DKK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
Unrecognised tax loss carry-forwards	kr 1,383	kr 602
Potential withholding tax amounts related to distribution of earnings	kr 1,261	kr 1,228